Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0002080574
Registrant Name	Gabelli Preferred & Income Trust
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A